Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER VARIABLE ACCOUNT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000752737
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 04, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 04, 2012
Prospectus Date	rr_ProspectusDate	Jun. 04, 2012
Supplement Text Block	oppenheimer_SupplementTextBlock

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer High Income Fund/VA
Supplement dated June 4, 2012 to the
Prospectus dated April 30, 2012

As a result of a shareholder meeting of Oppenheimer High Income Fund/VA (the "Fund") held on February 29, 2012 at which all proposals described in the Fund's proxy statement dated December 16, 2011 were approved, this supplement amends the Fund's Prospectus dated April 30, 2012:

(Oppenheimer High Income Fund/VA)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	oppenheimer_SupplementTextBlock	The section of the Prospectus titled "Investment Objective" is replaced in its entirety by the following: Investment Objective. The Fund seeks total return.